Annual Total Returns - Fidelity® Mid Cap Value Fund [BarChart] - 01.31 Fidelity Mid Cap Value Fund Retail PRO-10 - Fidelity® Mid Cap Value Fund - Fidelity Mid Cap Value Fund-Retail Class	Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	19.14%
Annual Return 2013	38.96%
Annual Return 2014	16.65%
Annual Return 2015	(4.55%)
Annual Return 2016	12.39%
Annual Return 2017	17.00%
Annual Return 2018	(18.84%)
Annual Return 2019	23.59%
Annual Return 2020	0.97%
Annual Return 2021	34.00%